Vanguard Growth and Income Fund

Supplement to the Prospectus and Summary Prospectus Dated January 27, 2011

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Growth and Income Fund has restructured the Fund’s investment advisory team effective September 2011, removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital equally across three new advisors to the Fund: D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard).

DESIM, LA Capital, and Vanguard each independently select and maintain a portfolio of securities for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, Vanguard will also invest a small percentage of the Fund’s assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Fund’s advisors. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or AdmiralTM Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee
(for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses[1]
(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Expenses	0.31%	0.20%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.34%	0.23%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Admiral Shares	$24	$74	$130	$293

2

The section under the heading “Investment Advisor” on page 4 is restated as follows:

Investment Advisors

D. E. Shaw Investment Management, L.L.C.

Los Angeles Capital Management and Equity Research, Inc.

The Vanguard Group, Inc.

Portfolio Managers

Anthony Foley, Senior Vice President and Chief Investment Officer of DESIM. He has managed a portion of the Fund since September 2011.

Thomas D. Stevens, CFA, Chairman and Principal of LA Capital. He has co-managed a portion of the Fund since September 2011.

Hal W. Reynolds, CFA, Chief Investment Officer and Principal of LA Capital. He has co-managed a portion of the Fund since September 2011.

James D. Troyer, CFA, Principal of Vanguard. He has managed a portion of the Fund since September 2011.

Prospectus Text Changes

In the More on the Fund section, the text in the “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated under Annual Fund Operating Expenses, Vanguard Growth and Income Fund’s expense ratios would be as follows: for Investor Shares, 0.34%, or $3.40 per $1,000 of average net assets; for Admiral Shares, 0.23%, or $2.30 per $1,000 of average net assets. The average expense ratio for large-cap core funds in 2010 was 1.26%, or $12.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisor is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of stocks for the Fund.

3

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when, in the view of the advisor, it is no longer attractive as part of the portfolio.

Although each advisor uses a different process to select securities, each is committed to using computer models to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to the S&P 500 Index but seek to provide a higher total return than that of the Index.

D. E. Shaw Investment Management, L.L.C. (DESIM), employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control the overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to the benchmark. The advisor continually seeks to enhance the diversified set of models used to identify stock pricing inefficiencies, given its belief that market inefficiencies typically are arbitraged away over time. The price forecasts generated by these models, along with estimates of various forms of risk and the costs of transacting, are considered by an optimizer in order to construct a portfolio with the highest expected risk-adjusted return, net of trading costs, relative to that of the S&P 500 Index.

Los Angeles Capital Management and Equity Research, Inc. (LA Capital), employs a quantitative model that seeks to emphasize stocks with characteristics that investors are currently rewarding and to underweight stocks with characteristics that investors are currently avoiding. The firm believes these investor risk preferences change over time, so its model dynamically adapts to reflect these changes. Although the advisor aims to keep its overall portfolio characteristics similar to those of the S&P 500 Index, certain factors such as size, sector weights, and style often may differ from the S&P 500 Index in a risk-controlled manner.

The Vanguard Group, Inc. (Vanguard), employs a multifactor model that evaluates stocks on growth, valuation, quality, management decision making, and market sentiment in order to forecast individual stocks’ relative performance. To improve differentiation among stocks, each component of the model incorporates multiple variables. The advisor optimizes the portfolio in order to maintain benchmark-level exposures to common risk factors, such as market capitalization and industry weight. The resulting portfolio will have characteristics similar to those of the S&P 500 Index.

4

In addition, Vanguard manages a small portion of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests this portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisor section beginning on page 12 is restated as follows:

Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

• D. E. Shaw Investment Management, L.L.C., 1166 Avenue of the Americas, 9th Floor, New York, NY 10036, is a privately owned investment management firm founded in 2005. As of August 31, 2011, DESIM managed approximately $5.3 billion in assets.

• Los Angeles Capital Management and Equity Research, Inc., 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an employee-owned investment advisory firm founded in 2002. As of August 31, 2011, LA Capital managed approximately $5.9 billion in assets.

• The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of August 31, 2011, Vanguard served as advisor for approximately $1.4 trillion in assets.

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the S&P 500 Index over the preceding 36-month period (a 60-month period for LA Capital). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

Vanguard provides services to the Fund on an at-cost basis. Vanguard’s performance is also evaluated against the S&P 500 Index.

5

For the fiscal year ended September 30, 2010, the advisory fees (paid to the former advisor) represented an effective annual rate of 0.10% of the Fund’s average net assets before a performance-based decrease of 0.04%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangements, see the annual report to shareholders covering the fiscal year ended September 30, 2011, which will be available 60 days after that date.

Vanguard’s Quantitative Equity Group is overseen by:

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard’s stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Sandip A. Bhagat, CFA, Principal of Vanguard and head of Vanguard’s Quantitative Equity Group. He has oversight responsibility for all active quantitative equity funds and all equity index funds managed by the Quantitative Equity Group. He has managed investment portfolios since 1987 and has been with Vanguard since 2009. He received his B.S. in Chemical Engineering from the University of Bombay, India, and an M.S. in Chemical Engineering and an M.B.A. from the University of Connecticut.

6

The managers primarily responsible for overseeing the day-to-day management of the Fund are:

Anthony Foley, Senior Vice President and Chief Investment Officer of DESIM. He has worked in investment management since 1987; has managed investment portfolios since 1991; and has managed a portion of the Fund since September 2011. Education: B.A., Oxford University; M.Sc., London School of Economics and Political Science.

Thomas D. Stevens, CFA, Chairman and Principal of LA Capital. He has worked in investment management since 1976; has managed investment portfolios since 1976; and has co-managed a portion of the Fund since September 2011. Education: B.B.A. and M.B.A., University of Wisconsin.

Hal W. Reynolds, CFA, Chief Investment Officer and Principal of LA Capital. He has worked in investment management since 1982; has managed investment portfolios since 1998; and has co-managed a portion of the Fund since September 2011. Education: B.A., University of Virginia; M.B.A., University of Pittsburgh.

James D. Troyer, CFA, Principal of Vanguard. He has managed investment portfolios since 1986; has been with Vanguard since 1989; and has managed a portion of the Fund since September 2011. Education: A.B., Occidental College.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

7

CFA® is a trademark owned by CFA Institute.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 93 092011

Vanguard Growth and Income Fund

Supplement to the Prospectus and Summary Prospectus Dated January 27, 2011

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Growth and Income Fund has restructured the Fund’s investment advisory team effective September 2011, removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital equally across three new advisors to the Fund: D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard).

DESIM, LA Capital, and Vanguard each independently select and maintain a portfolio of securities for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, Vanguard will also invest a small percentage of the Fund’s assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Fund’s advisors. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses[1]
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.31%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.34%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431

2

The section under the heading “Investment Advisor” on page 4 is restated as follows:

Investment Advisors

D. E. Shaw Investment Management, L.L.C.

Los Angeles Capital Management and Equity Research, Inc.

The Vanguard Group, Inc.

Portfolio Managers

Anthony Foley, Senior Vice President and Chief Investment Officer of DESIM. He has managed a portion of the Fund since September 2011.

Thomas D. Stevens, CFA, Chairman and Principal of LA Capital. He has co-managed a portion of the Fund since September 2011.

Hal W. Reynolds, CFA, Chief Investment Officer and Principal of LA Capital. He has co-managed a portion of the Fund since September 2011.

James D. Troyer, CFA, Principal of Vanguard. He has managed a portion of the Fund since September 2011.

Prospectus Text Changes

In the More on the Fund section, the text in the “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated under Annual Fund Operating Expenses, Vanguard Growth and Income Fund Investor Shares’ expense ratio would be 0.34%, or $3.40 per $1,000 of average net assets. The average expense ratio for large-cap core funds in 2010 was 1.26%, or $12.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisor is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of stocks for the Fund.

3

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when, in the view of the advisor, it is no longer attractive as part of the portfolio.

Although each advisor uses a different process to select securities, each is committed to using computer models to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to the S&P 500 Index but seek to provide a higher total return than that of the Index.

D. E. Shaw Investment Management, L.L.C. (DESIM), employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control the overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to the benchmark. The advisor continually seeks to enhance the diversified set of models used to identify stock pricing inefficiencies, given its belief that market inefficiencies typically are arbitraged away over time. The price forecasts generated by these models, along with estimates of various forms of risk and the costs of transacting, are considered by an optimizer in order to construct a portfolio with the highest expected risk-adjusted return, net of trading costs, relative to that of the S&P 500 Index.

Los Angeles Capital Management and Equity Research, Inc. (LA Capital), employs a quantitative model that seeks to emphasize stocks with characteristics that investors are currently rewarding and to underweight stocks with characteristics that investors are currently avoiding. The firm believes these investor risk preferences change over time, so its model dynamically adapts to reflect these changes. Although the advisor aims to keep its overall portfolio characteristics similar to those of the S&P 500 Index, certain factors such as size, sector weights, and style often may differ from the S&P 500 Index in a risk-controlled manner.

The Vanguard Group, Inc. (Vanguard), employs a multifactor model that evaluates stocks on growth, valuation, quality, management decision making, and market sentiment in order to forecast individual stocks’ relative performance. To improve differentiation among stocks, each component of the model incorporates multiple variables. The advisor optimizes the portfolio in order to maintain benchmark-level exposures to common risk factors, such as market capitalization and industry weight. The resulting portfolio will have characteristics similar to those of the S&P 500 Index.

4

In addition, Vanguard manages a small portion of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests this portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisor section beginning on page 11 is restated as follows:

Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

• D. E. Shaw Investment Management, L.L.C., 1166 Avenue of the Americas, 9th Floor, New York, NY 10036, is a privately owned investment management firm founded in 2005. As of August 31, 2011, DESIM managed approximately $5.3 billion in assets.

• Los Angeles Capital Management and Equity Research, Inc., 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an employee-owned investment advisory firm founded in 2002. As of August 31, 2011, LA Capital managed approximately $5.9 billion in assets.

• The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of August 31, 2011, Vanguard served as advisor for approximately $1.4 trillion in assets.

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the S&P 500 Index over the preceding 36-month period (a 60-month period for LA Capital). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

Vanguard provides services to the Fund on an at-cost basis. Vanguard’s performance is also evaluated against the S&P 500 Index.

5

For the fiscal year ended September 30, 2010, the advisory fees (paid to the former advisor) represented an effective annual rate of 0.10% of the Fund’s average net assets before a performance-based decrease of 0.04%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangements, see the annual report to shareholders covering the fiscal year ended September 30, 2011, which will be available 60 days after that date.

Vanguard’s Quantitative Equity Group is overseen by:

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard’s stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Sandip A. Bhagat, CFA, Principal of Vanguard and head of Vanguard’s Quantitative Equity Group. He has oversight responsibility for all active quantitative equity funds and all equity index funds managed by the Quantitative Equity Group. He has managed investment portfolios since 1987 and has been with Vanguard since 2009. He received his B.S. in Chemical Engineering from the University of Bombay, India, and an M.S. in Chemical Engineering and an M.B.A. from the University of Connecticut.

6

The managers primarily responsible for overseeing the day-to-day management of the Fund are:

Anthony Foley, Senior Vice President and Chief Investment Officer of DESIM. He has worked in investment management since 1987; has managed investment portfolios since 1991; and has managed a portion of the Fund since September 2011. Education: B.A., Oxford University; M.Sc., London School of Economics and Political Science.

Thomas D. Stevens, CFA, Chairman and Principal of LA Capital. He has worked in investment management since 1976; has managed investment portfolios since 1976; and has co-managed a portion of the Fund since September 2011. Education: B.B.A. and M.B.A., University of Wisconsin.

Hal W. Reynolds, CFA, Chief Investment Officer and Principal of LA Capital. He has worked in investment management since 1982; has managed investment portfolios since 1998; and has co-managed a portion of the Fund since September 2011. Education: B.A., University of Virginia; M.B.A., University of Pittsburgh.

James D. Troyer, CFA, Principal of Vanguard. He has managed investment portfolios since 1986; has been with Vanguard since 1989; and has managed a portion of the Fund since September 2011. Education: A.B., Occidental College.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

7

CFA® is a trademark owned by CFA Institute.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 93 092011

Vanguard Growth and Income Fund

Supplement to the Prospectus and Summary Prospectus Dated January 27, 2011

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Growth and Income Fund has restructured the Fund’s investment advisory team effective September 2011, removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital equally across three new advisors to the Fund: D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard).

DESIM, LA Capital, and Vanguard each independently select and maintain a portfolio of securities for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, Vanguard will also invest a small percentage of the Fund’s assets in stock index futures and/or shares of exchange-traded funds to facilitate cash flows to and from the Fund’s advisors. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold AdmiralTM Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses[1]
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.20%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

The section under the heading “Investment Advisor” on page 4 is restated as follows:

Investment Advisors

D. E. Shaw Investment Management, L.L.C.

Los Angeles Capital Management and Equity Research, Inc.

The Vanguard Group, Inc.

Portfolio Managers

Anthony Foley, Senior Vice President and Chief Investment Officer of DESIM. He has managed a portion of the Fund since September 2011.

Thomas D. Stevens, CFA, Chairman and Principal of LA Capital. He has co-managed a portion of the Fund since September 2011.

Hal W. Reynolds, CFA, Chief Investment Officer and Principal of LA Capital. He has co-managed a portion of the Fund since September 2011.

James D. Troyer, CFA, Principal of Vanguard. He has managed a portion of the Fund since September 2011.

Prospectus Text Changes

In the More on the Fund section, the text in the “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated under Annual Fund Operating Expenses, Vanguard Growth and Income Fund Admiral Shares’ expense ratio would be 0.23%, or $2.30 per $1,000 of average net assets. The average expense ratio for large-cap core funds in 2010 was 1.26%, or $12.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisor is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of stocks for the Fund.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when, in the view of the advisor, it is no longer attractive as part of the portfolio.

Although each advisor uses a different process to select securities, each is committed to using computer models to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to the S&P 500 Index but seek to provide a higher total return than that of the Index.

D. E. Shaw Investment Management, L.L.C. (DESIM), employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control the overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to the benchmark. The advisor continually seeks to enhance the diversified set of models used to identify stock pricing inefficiencies, given its belief that market inefficiencies typically are arbitraged away over time. The price forecasts generated by these models, along with estimates of various forms of risk and the costs of transacting, are considered by an optimizer in order to construct a portfolio with the highest expected risk-adjusted return, net of trading costs, relative to that of the S&P 500 Index.

Los Angeles Capital Management and Equity Research, Inc. (LA Capital), employs a quantitative model that seeks to emphasize stocks with characteristics that investors are currently rewarding and to underweight stocks with characteristics that investors are currently avoiding. The firm believes these investor risk preferences change over time, so its model dynamically adapts to reflect these changes. Although the advisor aims to keep its overall portfolio characteristics similar to those of the S&P 500 Index, certain factors such as size, sector weights, and style often may differ from the S&P 500 Index in a risk-controlled manner.

The Vanguard Group, Inc. (Vanguard), employs a multifactor model that evaluates stocks on growth, valuation, quality, management decision making, and market sentiment in order to forecast individual stocks’ relative performance. To improve differentiation among stocks, each component of the model incorporates multiple variables. The advisor optimizes the portfolio in order to maintain benchmark-level exposures to common risk factors, such as market capitalization and industry weight. The resulting portfolio will have characteristics similar to those of the S&P 500 Index.

In addition, Vanguard manages a small portion of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests this portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisor section beginning on page 11 is restated as follows:

Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

• D. E. Shaw Investment Management, L.L.C., 1166 Avenue of the Americas, 9th Floor, New York, NY 10036, is a privately owned investment management firm founded in 2005. As of August 31, 2011, DESIM managed approximately $5.3 billion in assets.

• Los Angeles Capital Management and Equity Research, Inc., 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an employee-owned investment advisory firm founded in 2002. As of August 31, 2011, LA Capital managed approximately $5.9 billion in assets.

• The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of August 31, 2011, Vanguard served as advisor for approximately $1.4 trillion in assets.

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the S&P 500 Index over the preceding 36-month period (a 60-month period for LA Capital). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

Vanguard provides services to the Fund on an at-cost basis. Vanguard’s performance is also evaluated against the S&P 500 Index.

For the fiscal year ended September 30, 2010, the advisory fees (paid to the former advisor) represented an effective annual rate of 0.10% of the Fund’s average net assets before a performance-based decrease of 0.04%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangements, see the annual report to shareholders covering the fiscal year ended September 30, 2011, which will be available 60 days after that date.

Vanguard’s Quantitative Equity Group is overseen by:

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard’s stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Sandip A. Bhagat, CFA, Principal of Vanguard and head of Vanguard’s Quantitative Equity Group. He has oversight responsibility for all active quantitative equity funds and all equity index funds managed by the Quantitative Equity Group. He has managed investment portfolios since 1987 and has been with Vanguard since 2009. He received his B.S. in Chemical Engineering from the University of Bombay, India, and an M.S. in Chemical Engineering and an M.B.A. from the University of Connecticut.

The managers primarily responsible for overseeing the day-to-day management of the Fund are:

Anthony Foley, Senior Vice President and Chief Investment Officer of DESIM. He has worked in investment management since 1987; has managed investment portfolios since 1991; and has managed a portion of the Fund since September 2011. Education: B.A., Oxford University; M.Sc., London School of Economics and Political Science.

Thomas D. Stevens, CFA, Chairman and Principal of LA Capital. He has worked in investment management since 1976; has managed investment portfolios since 1976; and has co-managed a portion of the Fund since September 2011. Education: B.B.A. and M.B.A., University of Wisconsin.

Hal W. Reynolds, CFA, Chief Investment Officer and Principal of LA Capital. He has worked in investment management since 1982; has managed investment portfolios since 1998; and has co-managed a portion of the Fund since September 2011. Education: B.A., University of Virginia; M.B.A., University of Pittsburgh.

James D. Troyer, CFA, Principal of Vanguard. He has managed investment portfolios since 1986; has been with Vanguard since 1989; and has managed a portion of the Fund since September 2011. Education: A.B., Occidental College.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

CFA® is a trademark owned by CFA Institute.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 593 092011

Vanguard Quantitative Funds

Supplement to the Statement of Additional Information Dated January 27, 2011 (revised March 8, 2011) Important Changes to Vanguard Growth and Income Fund Statement of Additional Information Text Changes

The Statement of Additional Information is revised as follows:

In the Investment Advisory Services section, the introductory section beginning on page B-32 is amended as follows:

The Trust currently uses three investment advisors:

• D. E. Shaw Investment Management, L.L.C. provides investment advisory services for a portion of the assets in the Growth and Income Fund.

• Los Angeles Capital Management and Equity Research, Inc., provides investment advisory services for a portion of the assets in the Growth and Income Fund.

• The Vanguard Group provides investment advisory services to the Structured Broad Market Fund and the Structured Large-Cap Equity Fund, and for a portion of the assets in the Growth and Income Fund. The Trust previously employed one other firm as investment advisor:

• Mellon Capital Management Corporation provided investment advisory services to the Growth and Income Fund through September 2011.

For funds that are advised by independent third-party advisory firms unaffiliated with Vanguard, Vanguard hires investment advisory firms, not individual portfolio managers, to provide investment advisory services to such funds. Vanguard negotiates each advisory agreement, which contains advisory fee arrangements, on an arm’s-length basis with the advisory firm. Each advisory agreement is reviewed annually by each fund’s board of trustees, taking into account numerous factors, which include, without limitation: the nature, extent, and quality of the services provided; investment performance; and fair market value of services provided. Each advisory agreement is between the Trust and the advisory firm, not between the Trust and the portfolio manager. The structure of the advisory fee paid to each unaffiliated investment advisory firm is described in the following sections. In addition, each firm has established policies and procedures designed to address the potential for conflicts of interest. Each firm’s compensation structure and management of potential conflicts of interest is summarized by the advisory firm in the following sections for the period ended August 31, 2011.

In the Investment Advisory Services section, “I. Vanguard Growth and Income Fund” beginning on page B-33 is restated as follows:

Vanguard Growth and Income Fund uses a multimanager approach. The Fund currently has three investment advisors: D. E. Shaw Investment Management, L.L.C.; Los Angeles Capital Management and Equity Research, Inc.; and Vanguard, through its Quantitative Equity Group.

The Fund is a party to an investment advisory agreement with each advisor whereby each advisor manages the investment and reinvestment of the portion of the Growth and Income Fund’s assets that the Fund’s board of trustees determines to assign to each advisor. Hereafter, each portion is referred to as the Portfolio. In this capacity, each advisor continuously reviews, supervises, and administers the Portfolio’s investment program. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard’s Portfolio Review Group and the officers and trustees of the Fund. Vanguard’s Portfolio Review Group is responsible for recommending changes in a fund’s advisory arrangements to the fund’s board of trustees, including changes in the amount of assets allocated to each advisor, and whether to hire, terminate, or replace an advisor.

The Fund pays each investment advisor (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the S&P 500 Index over the preceding 36-month period (a 60-month period for LA Capital). Vanguard provides advisory services to a portion of the Fund on an at-cost basis.

Prior to the appointment of D. E. Shaw Investment Management, L.L.C., Los Angeles Capital Management and Equity Research, Inc., and Vanguard as investment advisors in September 2011, the Fund incurred advisory fees of $6,148,000 (before a performance-based decrease of $1,446,000), $4,283,000 (before a performance-based decrease of $1,791,000), and $4,510,000 (before a performance-based decrease of $2,002,000), during the fiscal years ended September 30, 2008, 2009, and 2010, respectively.

A. D. E. Shaw Investment Management, L.L.C. (DESIM)

DESIM is a privately-owned investment management firm headquartered in New York City. It is a wholly-owned subsidiary of D. E. Shaw & Co., L.P., a global investment and technology development firm that was established in 1988.

1. Other Accounts Managed

Anthony Foley manages a portion of the Growth and Income Fund; as of August 31, 2011, the Fund held assets of $4 billion. As of August 31, 2011, Mr. Foley also managed seven other pooled investment vehicles with total assets of approximately $1.3 billion, of which six vehicles had total assets of approximately $650 million that paid advisory fees based on the performance of those vehicles. In addition, Mr. Foley managed 16 other client accounts with total assets of approximately $3.9 billion, of which four accounts with total assets of approximately $1.6 billion had advisory fees based on the performance of those accounts.

2. Material Conflicts of Interest

DESIM manages portfolios for a number of clients on its benchmark-relative structured equity (“Structured Equity”) platform. In addition, the D. E. Shaw group manages a variety of investment vehicles with investment objectives different from the portfolios managed by DESIM on its Structured Equity platform. DESIM and its affiliates may employ, for their own account and/or for accounts of clients other than the Fund, investment systems, methods, tools, techniques, or strategies similar to or different from those employed by DESIM for the Fund (such activities, collectively, “Other Management Activities”). DESIM and its affiliates may also pursue investment opportunities, engage or hold interests in businesses of any nature, or render services of any kind to any other business, venture, or client (such activities, collectively, “Other Business Activities”). DESIM is not required to offer its Other Business Activities to the Fund.

In the normal course of its business activities, DESIM and its affiliates may face a variety of conflicts of interest, including those related to its Other Management Activities and Other Business Activities. For example, any current or future Other Management Activity or Other Business Activity could compete with the Fund for the purchase or sale of investments and could take positions opposite to or different from those taken for the Fund. To the extent permitted by applicable law, DESIM or its affiliates may effect “cross transactions” between client accounts in which one client will purchase securities held by another client. In addition, DESIM may be restricted by D. E. Shaw group policy, applicable law, or other considerations from purchasing or selling for the Fund the securities of issuers in which affiliates of DESIM are or may in the future be invested, or with which employees of such affiliates are commercially or professionally involved.

Although DESIM personnel expect to devote a certain amount of time and effort to the business and affairs of the Fund, such personnel will also devote a substantial (and probably greater) amount of working time and effort to DESIM's Other Management Activities or Other Business Activities. These other activities may require substantial commitments of time and resources by such personnel.

DESIM has established a variety of restrictions, procedures, and disclosures designed to address potential conflicts between or among the interests of its clients and the interests of itself and/or its affiliates. DESIM has also designed its

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automated trading systems, through which the overwhelming majority of trading activity on behalf of clients is routed, with the intent that trades are allocated over time among DESIM's clients in a fair and equitable manner. In addition, the D. E. Shaw group's compliance department creates and implements various internal policies and procedures, including monitoring of outside business interests, monitoring trading in employees' personal accounts, and maintaining a list of restricted securities. When conflicts of interest do arise, they are addressed in compliance with all legal requirements and such restrictions, procedures, and disclosures, as applicable.

3. Description of Compensation

The total compensation of the named portfolio manager is structured as a base salary and a year-end bonus. The base salary is generally fixed near the beginning of each year, and the year-end bonus is determined shortly after year-end. The year-end bonus typically accounts for the majority of the portfolio manager’s total compensation and varies from year to year to a much greater degree than the base salary. The amount of the base salary and the year-end bonus is entirely discretionary and is based on a number of considerations, including, among other things, the portfolio manager’s experience and performance in the role, the performance of DESIM’s investment strategies relative to their equity index benchmarks, the overall performance of the D. E. Shaw group’s investment strategies, the profitability of DESIM and the D. E. Shaw group, and competitive pay practices and industry benchmarks. The relative weight accorded to each of these factors is also entirely discretionary.

In addition, a portion of the year-end bonus is subject to mandatory deferral in accordance with the firm’s deferred compensation plan, generally vesting in equal portions over a three-year period. The amount of the portfolio manager’s compensation deferred in any year varies with total compensation but is generally a significant portion of the year-end bonus. In accordance with the terms of the firm’s deferred compensation plan, employees who voluntarily elect to leave the firm will generally forfeit any unvested deferred compensation; and the portfolio manager thus has an economic incentive to remain with the firm.

4. Ownership of Securities

As of August 31, 2011, Mr. Foley did not own any shares of the Fund.

B. Los Angeles Capital Management and Equity Research, Inc. (LA Capital)

LA Capital is an employee-owned California corporation founded in 2002.

1. Other Accounts Managed

Thomas D. Stevens and Hal W. Reynolds co-manage a portion of the Growth and Income Fund; as of August 31, 2011, the Fund held assets of $4 billion. As of August 31, 2011, Mr. Stevens and Mr. Reynolds also co-managed four other registered investment companies with total assets of $1.6 billion, and three other pooled investment vehicles with total assets of $501 million. Two of the pooled investment vehicles have advisory fees based on account performance with total assets of $408 million.

2. Material Conflicts of Interest

As of June 30, 2011, LA Capital managed 53 portfolios, most of which have minimal overlap with other accounts with respect to investment mandates, and which use 20 different benchmarks. Although certain of LA Capital’s accounts may have common benchmarks, the accounts typically have different risk profiles, cost budget, or alpha targets, which result in differing investment portfolios.

While each client account will be managed individually, LA Capital will, at any given time, purchase and/or sell the same securities for many accounts. When appropriate, LA Capital will aggregate the same execution price per share, which will reflect an average of prices if the order is executed in multiple trades, and will be charged a pro rata share of the total commission charge. However, where a client has directed that a specific broker be used to execute transactions, or if a client designates a specific order strategy (e.g., market-on-close, market-on-open, VWAP, TWAP, etc.), such transactions may not be aggregated with other orders entered at the same time in the same security, with the result that commission rates and execution prices for an aggregated transaction may enable LA Capital to obtain a discounted commission charge and a more favorable execution price.

If an executing broker is unable to fill an aggregated transaction completely and only partially completes the aggregated trade, LA Capital will allocate the partially filled transaction to clients participating in the aggregated transaction on a pro-

3

rata basis, subject to adjustments for additional factors, including the cash availability within individual accounts and the maintenance of appropriate portfolio sector weightings.

In the event that the trades in a client’s managed account coincide or overlap with a proprietary LA Capital account, or a pooled account with proprietary assets in excess of 2%, it is the firm’s policy to trade the client managed account(s) first and the account(s) with proprietary interests last. If feasible, and if the impact upon liquidity and market impact is determined to be inconsequential, LA Capital may trade client-managed accounts in conjunction with accounts with proprietary interests. Similarly traded names would receive the same execution price per share and would be subject to the firm’s aggregated transaction procedures.

In some cases, LA Capital has entered into performance fee arrangements with qualified clients; such fees are subject to individualized negotiation with each such client. LA Capital will structure any performance or incentive fee arrangement subject to Section 205(a)(1) of the Investment Advisers Act of 1940 in accordance with the available exemptions thereunder, including the exemption set forth in Rule 205-3. In measuring clients’ assets for the calculation of performance-based fees, LA Capital shall include realized and unrealized capital gains and losses. LA Capital’s portfolio managers may manage accounts that are charged a performance-based fee alongside those with standard asset-based fee schedules. Performance-based fee arrangements may create an incentive for LA Capital to recommend investments that may be riskier or more speculative than those that would be recommended under an asset-based fee arrangement. Such fee arrangements also create an incentive to favor accounts paying higher fees over other accounts in the allocation of investment opportunities. LA Capital has designed and implemented procedures to ensure that all clients are treated fairly and equally, and to prevent this conflict from influencing the allocation of investment opportunities among clients.

Regarding investment strategies, LA Capital recognizes there may be a conflict related to active management risk, which refers to the risk of underperforming the client’s benchmark. While the firm seeks to control the level of active management risk consistent with each client’s investment guidelines, there will be periods when the active management process generates negative returns relative to the client’s benchmark. This may occur because of a shift in market sentiment where previously favorable characteristics become penalized because of estimation errors in the forecasting or risk management process. To communicate and manage these risks, the firm employs a rigorous risk management process and communicates the levels of active management risk to its clients each quarter. While the firm invests in common stocks that are, for the most part, liquid and may be easily traded, under adverse market conditions certain securities can, from time to time, become difficult to trade. The firm employs a patient trading methodology that reduces the risk of adverse impacts that may come about with more aggressive or higher frequency trading approaches.

3. Description of Compensation

LA Capital’s named portfolio managers are compensated based on LA Capital’s profits rather than on performance of particular accounts. Each portfolio manager’s compensation consists of a base salary; profit sharing, which vests over a four-year period; and as principals, distribution of LA Capital’s profits.

LA Capital’s compensation program has two goals: to reward employees for their contribution to the success of the firm, and to align their interests with the interests of the firm’s clients. Compensation has three components: base salary, profit sharing, and dividends.

Salary levels are established in line with industry standards and are reviewed annually by the Board of Directors. Profit sharing bonuses are paid to all employees at the discretion of the Board in the form of pre-tax, deferred compensation that vests over a four-year period. Dividends are paid to shareholders annually at the discretion of the Board of Directors.

All parts of the firm’s benefits package, including group life, health, and profit sharing bonuses, are available to all salaried employees. Additionally, all salaried employees may elect to direct an additional portion of their pre-tax salary to the firm-sponsored 401(k) profit sharing plan. Relocation is provided at the discretion of the Board of Directors, and the firm does not offer a pension plan.

4. Ownership of Securities

As of August 31, 2011, none of the managers owned any shares of the Fund.

C. Vanguard

Vanguard, through its Quantitative Equity Group (QEG), provides investment advisory services on an at-cost basis for a portion of the Growth and Income Fund’s assets. The compensation and other expenses of QEG’s advisory staff are allocated among the funds utilizing QEG’s advisory services.

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1. Other Accounts Managed

James D. Troyer manages a portion of Vanguard Growth and Income Fund; as of August 31, 2011, the Fund held assets of $4 billion. As of August 31, 2011, Mr. Troyer also managed all or a portion of six other registered investment companies with total assets of $58 billion and five other pooled investment vehicles with total assets of $81.7 million (none of which had advisory fees based on account performance).

2. Material Conflicts of Interest

At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple accounts may give rise to potential conflicts of interest, including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations in which two or more funds or accounts participate in investment decisions involving the same securities.

3. Description of Compensation

The named Vanguard portfolio manager is a Vanguard employee. This section describes the compensation of the Vanguard employees who manage Vanguard mutual funds. As of August 31, 2011, a Vanguard portfolio manager’s compensation generally consists of base salary, bonus, and payments under Vanguard’s long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980s to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement plans.

In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Vanguard Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund’s portfolio. For the portion of the Growth and Income Fund managed by Vanguard, the performance factor depends on how successfully the portfolio manager outperforms the S&P 500 Index and maintains the risk parameters of the Fund over a three-year period. Additional factors include the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard’s long-term incentive compensation plan based on their years of service, job level, and, if applicable, management responsibilities. Each year, Vanguard’s independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors, and Vanguard’s operating efficiencies in providing services to the Vanguard funds.

4. Ownership of Securities

Vanguard employees, including portfolio managers, allocate their investments among the various Vanguard funds based on their own individual investment needs and goals. Vanguard employees, as a group, invest a sizable portion of their personal assets in Vanguard funds. As of August 31, 2011, Vanguard employees collectively invested more than $2.8 billion in Vanguard funds. F. William McNabb III, Chairman of the Board, Chief Executive Officer, and President of

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Vanguard and the Vanguard funds, and George U. Sauter, Chief Investment Officer and Managing Director of Vanguard, invest substantially all of their personal financial assets in Vanguard funds.

As of August 31, 2011, Mr. Troyer did not own any shares of the Fund.

Also in the Investment Advisory Services section, “III. Duration and Termination of Investment Advisory Arrangements” on page B-36 is replaced with the following:

The initial investment advisory agreements with the unaffiliated advisors are binding for a two-year period. At the end of that time, the agreements will become renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of trustees who are not parties to the contract or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor, (2) by a vote of a majority of the Fund’s outstanding voting securities upon 30 days’ written notice to the advisor, or (3) by the advisor upon ninety (90) days’ written notice to the Fund.

Vanguard provides at-cost investment advisory services to the Funds pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

CFA® is a trademark owned by CFA Institute.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 093B 092011